Critical accounting estimates and judgments (Details) € in Millions		12 Months Ended		24 Months Ended
	Jan. 01, 2018 EUR (€)	Dec. 31, 2020	Dec. 31, 2017 EUR (€) subsidiary	Dec. 31, 2019
Corporate income taxes
Number of Subsidiaries | subsidiary			2
Statutory amount of tax losses carried forward			€ 338.6
IID carryforward amount			€ 87.2
NID carry-forward limitation period			7 years
Percentage of deductions used in second basket on amounts above €1 million			70.00%
Forecast
Corporate income taxes
IID tax rate		3.75%		4.40%
Taxable base after application of the first basket	€ 1.0
Switzerland, Croatia, United States and Netherlands
Corporate income taxes
Tax losses that can be compensable with future statutory taxable profits for a limited period			€ 16.8
Belgium
Corporate income taxes
Statutory amount of tax losses carried forward			€ 262.1